Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Gross Amount and Accumulated Impairment Loss of Goodwill

The gross amount and accumulated impairment loss of goodwill at December 31, 2012 and 2011 is as follows:

	2012
	North America Services	International Services	Merchant Services	Consolidated
Gross amount	$70,614	34,125	415,830	$520,569
Accumulated impairment losses	—	—	(2,225)	(2,225)

Goodwill, net	$70,614	34,125	413,605	$518,344

	2011
	North America Services	International Services	Merchant Services	Consolidated
Gross amount	$70,614	33,369	253,740	$357,723
Accumulated impairment losses	—	—	(2,225)	(2,225)

Goodwill, net	$70,614	33,369	251,515	$355,498

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill at December 31, 2012 and 2011 are as follows:

(in thousands)	North America Services	International Services	Merchant Services	Consolidated
Balance as of December 31, 2010	$70,614	33,188	216,597	$320,399
TermNet purchase price allocation	—	—	28,918	28,918
Infonox additional purchase consideration	—	—	6,000	6,000
Currency translation adjustments	—	181	—	181

Balance as of December 31, 2011	70,614	33,369	251,515	355,498
CPAY purchase price allocation	—	—	68,570	68,570
ProPay purchase price allocation	—	—	93,520	93,520
Currency translation adjustments	—	756	—	756

Balance as of December 31, 2012	$70,614	34,125	413,605	$518,344